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                                                     --------------------------
                                                             OMB APPROVAL
                                                     --------------------------
                                                     OMB Number:      3235-0006
                                                     Expires: February 28, 1997
                        UNITED STATES                Estimated average burden
                 SECURITIES AND EXCHANGE COMMISSION  hours per response...24.60
                       Washington, D.C. 20549        --------------------------

                                                     --------------------------
                                                            SEC USE ONLY
                                                     --------------------------

                            FORM 13F
                                                     --------------------------

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended June 28, 2002
                                                       --------------

------------------------------------------------------------------------------
              (Please read instructions before preparing form.)
------------------------------------------------------------------------------

If amended report check here: [X]

Marshfield Associates
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Name of Institutional Investment Manager

21 Dupont Circle, NW Ste. 310 Washington, DC 20036
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Business Address        (Street)        (City)       (State)     (Zip)

Chris Niemczewski, Managing Director, (202) 828-6200
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


--------------------------------ATTENTION-------------------------------------

               INTENTIONAL MISSTATEMENTS OR OMMISSIONS OF FACTS
                   CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                  SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
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    The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

    Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Washington and State of DC on the 30 day of August, 2002.


                                  Marshfield Associates
                                  -------------------------------------------
                                  (Name of Institutional Investment Manager)


                                       /s/ Chris Niemczewski
                                  -------------------------------------------
                                  (Manual Signature of Person Duly Authorized
                                          to Submit This Report)




Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).


13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.



Name:                      13F File No.: Name:              13F File No.:
-------------------------- ------------- ------------------ --------------
1.                                       6.
-------------------------- ------------- ------------------ --------------
2.                                       7.
-------------------------- ------------- ------------------ --------------
3.                                       8.
-------------------------- ------------- ------------------ --------------
4.                                       9.
-------------------------- ------------- ------------------ --------------
5.                                       10.
-------------------------- ------------- ------------------ --------------

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
Marshfield Associates
FORM 13F
28-Jun-02

                                                                                             Voting Authority
                                                                                             --------------------------
                                                            Value     Shares/    Sh/ Put/  Invstmt   Other
Name of Issuer                    Title of class CUSIP      (x$1000)  Prn Amt    Prn Call  Dscretn   Managers  Sole  Shared  None
------------------------------    -------------- --------   -------- --------    --- ----  --------  --------  ----  ------  -----
Global Telemedia Intl Inc         COM            37936X306         0    16000    SH         Sole               16000
Logimetrics Inc                   COM            541410106         1    20000    SH         Sole               20000
Credittrust Corp                  COM            225429992         2    20000    SH         Sole               20000
Enron Corporation                 COM            293561106         2    17626    SH         Sole               17626
ViragenInc                        COM            927638106         7    10000    SH         Sole               10000
Palm Inc                          COM                             19    10868    SH         Sole               10868
Oracle Corp                       COM            68389X105       137    14478    SH         Sole               14478
Berkshire Hathaway Class A        COM            084670108     22044      330    SH         Sole                 330
Lindt & Sprungli                  COM                            217      380    SH         Sole                 380
Nestle SA Cham et Vevey (Regis    COM                            518     2300    SH         Sole                2300
Student Loan Corp                 COM            863902102       203     2450    SH         Sole                2450
M & T Bank                        COM                            283     3303    SH         Sole                3303
Harley-Davidson                   COM            412822108       214     4170    SH         Sole                4170
Emerson Electric Co.              COM            291011104       236     4410    SH         Sole                4410
Intl Business Machines Corpora    COM            459200101       321     4453    SH         Sole                4453
Nike Inc Cl B                     COM            654106103       294     5480    SH         Sole                5480
Abbott Laboratories               COM            002824100       211     5592    SH         Sole                5592
Washington Post Co Cl B           COM            939640108      3056     5608    SH         Sole                5608
Wyeth                             COM            983024100       361     7055    SH         Sole                7055
First Data Corp                   COM            319963104       318     8538    SH         Sole                8538
Mercantile Bankshares Corp.       COM            587405101       351     8550    SH         Sole                8550